EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for Calamos Timpani Small Cap Growth Fund and Calamos Timpani SMID Growth Fund (together, the “Funds”) that is identical to the risk/return information contained in the Funds’ prospectus filed as part of Post-Effective Amendment No. 131 on February 24, 2020, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 1, 2020 (SEC Accession No. 0001193125-20-261255).